Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	NAC GLOBAL TECHNOLOGIES, INC.
Entity Central Index Key	0000006732
Amendment Flag	true
Amendment Description

This Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333 – 200969) (the “Registration Statement”) of NAC Global Technologies, Inc. (the “Company”), which was filed by with the Securities and Exchange Commission (the “SEC”) on December 15, 2014, January 20, 2015, February 2, 2015, June 23, 2015, July 23, 2015, and August 3, 2015, by pre-effective amendment, and declared effective on August 11, 2015, is being filed pursuant to include the information contained in the Company’s Quarterly Report on Form 10-Q for the period ended June 30, 2015, that was filed with the SEC on August 19, 2015.

The information included in this filing amends the Registration Statement. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.

Document Type	S-1
Document Period End Date	Jun. 30, 2015
Entity Filer Category	Smaller Reporting Company